PRINCIPAL ACCOUNTING POLICIES - Advance to consumers on behalf of financing partners and Guarantee liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Advance to consumers on behalf of financing partners
Advance to consumers on behalf of financing partners	$ 76,044	¥ 521,908	¥ 827,417
Guarantee liabilities
Maximum potential future payments under guarantee		¥ 27,600,000	¥ 14,800,000